GENERAL (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2016 USD ($)	Jun. 30, 2015 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	[1]
GENERAL
Cash paid for acquisition, net			$ 0	$ 0		$ 3,514
Issuance of share capital, net of issuance costs (in shares) | shares		2,415,000
Total net proceeds from issuance of share capital		$ 27,126
Payments for earn out mechanism	$ 2,900
Number of major customers			3	5		4
Concentration percentage			24.00%	50.00%		32.00%
Accumulated deficit			$ (65,959)	$ (50,476)
Net cash used in operating activities			(6,416)	(1,983)		$ (11,045)
Cash, cash equivalents and restricted cash			2,801	$ 2,100	[1]	$ 2,818	[1]	$ 25,520
Net working capital			$ 12,121
Reduction in operating expenses (as a percent)			30.00%
Amount of secured financing			$ 20,000
Remaining available secured financing			$ 10,000

[1]	(*) See note 2(x) Reclassifications